Warrants	12 Months Ended
Dec. 31, 2018
Warrants [Abstract]
WARRANTS

18. Warrants

On November 30, 2018 and December 17, 2018, the Company entered into several agreements with underwriter. In return for the underwriter’s services, the Company issued an aggregate of 80,453 and 38,071 warrants to purchase the same number of the Company’s ordinary shares, for the convertible debts and the IPO, respectively. The shares were fully vested upon the IPO completion date and the fair value of the warrants was $659,697 and $218,147, respectively, which was calculated using the Black-Scholes pricing model, with the following weighted-average assumptions.

	December 31, 2018	As of the date of issuance
Expected volatility	58.18%	65.70%
Risk-free interest rate	2.820%-2.822%	2.820%-2.822%
Expected term from grant date (in years)	2.43	2.50
Dividend rate	-	-
Fair value	$4.60-9.48	$5.73-10.34

Expected Volatility

The expected volatility used for the year ended December 31, 2018 is based upon the Company’s peer group trading history.

Risk-Free Interest Rate

The risk-free interest rate assumption is based on U.S. Treasury instruments with a term consistent with the contractual term of the warrants issued for the year ended December 31, 2018.

Expected Term

The expected term of the warrants issued during the year ended December 31, 2018, represents the remaining contractual term of the warrants.

Dividend Yield

The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and therefore, used an expected dividend yield of zero in the valuation model.

The movement of the warrants for the year ended December 31, 2018 is as following:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding, January 1, 2018	-	$-	-

Granted	118,524	$13.79	2.50
Outstanding, December 31, 2018	118,524	$13.79	2.43

The Group analyzed the warrants issued in the IPO and the convertible debts in accordance with ASC Topic 815 “Derivatives and Hedging”. In accordance with ASC Topic 815, the Group determined that the warrants should not be considered index to its own stock, as the strike price of the warrants is dominated in a currency (USD) other than the primary economy environment currency of the Group (HKD). As a result, the warrants does not meet the scope exception of ASC Topic 815, therefore, should be accounted for as derivative liabilities and measure at fair value with changes in fair value be recorded in earnings in each reporting period.